GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

27.  GENERAL AND ADMINISTRATIVE EXPENSES

The breakdown of general and administrative expenses is as follows:

	2022	2023	2024
General expenses	2,259	2,446	2,448
Allowance for expected credit losses trade receivables (Note 6)	567	513	904
Professional fees	1,097	996	855
Training, education, and recruitment	371	461	453
Traveling	421	443	421
Meeting	312	334	390
Social contribution	218	232	233
Collection expenses	173	195	194
Others (each below Rp100 billion)	436	479	327
Total	5,854	6,099	6,225

Refer to Note 31 for details of related party transactions.